FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY Investment Company Act file number: 811-7335

Strong Income Funds II, Inc., on behalf of the Strong Advisor Bond Fund
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  (Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
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  (Address of principal executive offices)

Richard Smirl, Strong Capital Management, Inc.
P.O. Box 2936 Milwaukee, WI 53201
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (414)359-3400

Date of Fiscal year-end: October 31
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Date of reporting period: 7/1/2003 - 6/30/2004
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Item 1. Proxy Voting Record



ISSUER NAME                        TICKER       CUSIP           MTG DATE    MTG TYPE
                                                                PROPOSAL    VOTED?    VOTE        FOR/AGNST MGMY
                                                                            TYPE


UPC Polska/@Entertainment, Inc.                 045920AB1       11/24/03    Annual

1.00     Plan of Reorganization                                 MGMT        NO        TAKE NO
                                                                                      ACTION










SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Strong Income Funds II, Inc., on behalf of the Strong Advisor Bond Fund
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       (Registrant)


By /s/Thomas M. Zoeller, Vice President
       (Signature & Title)


Date August 19, 2004